Offerings	Aug. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2030
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,640,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,769.88
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) of the Securities Act, as amended, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-270827 filed by the registrant on March 24, 2023.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,260,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,558.61
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) of the Securities Act, as amended, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-270827 filed by the registrant on March 24, 2023.